LOSS PER SHARE	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Notes to Financial Statements
Note 10. LOSS PER SHARE

Basic net loss per share is based on the weighted average number of common shares outstanding. Diluted net loss per share is based on the weighted average number of common shares and common share equivalents outstanding. Common share equivalents included in the computation represent shares issuable upon assumed exercise of outstanding stock options and warrants except when the effect of their inclusion would be anti-dilutive. As of August 31, 2013 and 2012, there were potentially dilutive securities consisting of options exercisable to purchase 9.8 million and 3.2 million shares of common stock, respectively, and warrants exercisable to purchase 18.9 million and 3.7 million shares of our common stock, respectively. As the inclusion of these outstanding stock options and warrants would be anti-dilutive, they were excluded from the computation of loss per share.  Accordingly, basic net loss per share and diluted net loss per share are identical for each of the periods presented in the accompanying statements of operations.

The following table summarizes our shares of common stock reserved for future issuance at February 28, 2013:

Number of Shares
Stock options outstanding	17,373,932
Warrants outstanding	19,171,104
Stock options available for future grant	2,627,959
Common stock reserved for future issuance	39,172,995